Trade receivables	12 Months Ended
Dec. 31, 2025
Trade Receivables
Trade receivables

10	Trade receivables

(a)	Statement of financial position details

	December 31, 2025	December 31, 2024
Private sector:
General (i) and special customers (ii)	2,436,976	2,409,094
Agreements (iii)	343,747	659,778
	2,780,723	3,068,872
Governmental Entities:
Municipal	1,186,531	690,010
Federal	2,670	5,303
Agreements (iii)	274,508	370,823
	1,463,709	1,066,136
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	9,149	4,744
São Caetano do Sul	26,884	11,773
São Caetano do Sul - Agreement	51,589	65,213
Total wholesale customers – Municipal governments	87,622	81,730

Unbilled revenue (v)	1,157,382	1,253,826

Sub-total	5,489,436	5,470,564

Allowance for doubtful accounts	(817,443)	(1,248,209)
Total	4,671,993	4,222,355

Current	4,413,449	3,894,557
Noncurrent	258,544	327,798
Total	4,671,993	4,222,355

(i)	General customers - residential and small and mid-sized companies;
(ii)	Special customers – large consumers, industrial and commercial customers, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);
(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements;
(iv)	Wholesale basis customers - municipal governments. This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing, and charging end consumers.
(v)	Unbilled revenue: represents revenue incurred, for which the service has been provided but has not yet billed by the end of each period, and is recognized as trade receivables based on monthly estimates.

(b)	The aging of trade receivables is as follows:

	December 31, 2025%		December 31, 2024%
Current	2,963,070		2,979,496
Past-due:
Up to 30 days	748,559	30%	637,375	26%
From 31 to 60 days	309,579	12%	303,238	12%
From 61 to 90 days	229,559	9%	177,777	7%
From 91 to 120 days	243,256	10%	168,515	7%
From 121 to 180 days	276,446	11%	241,030	10%
From 181 to 360 days	226,600	9%	47,992	2%
Over 360 days	492,367	19%	915,141	37%
Total Past Due	2,526,366	100%	2,491,068	100%
Total	5,489,436		5,470,564

(c) Allowance for doubtful accounts (ADA)

Changes in assets	2025	2024
Balance at the beginning of year	1,248,209	1,377,209
Recognition/(reversal) of allowance	(29,099)	41,793
Recoveries	(401,667)	(170,793)
Total	817,443	1,248,209

Reconciliation of estimated/historical losses in profit or loss	2025	2024

Write-offs	(501,786)	(685,581)
(Losses)/reversal with state entities - related parties	8,953	(1,208)
(Losses)/reversal with the private sector/government entities	29,099	(41,793)
Recoveries	401,667	170,793

Amount recorded as expense (Note 31)	(62,067)	(557,789)

The Company does not have customers individually accounting for 10% or more of its total revenues.

(d)	Registered warrants

The Company has registered warrants issued as a result of final and unappealable lawsuits for the collection of unpaid water and sewage bills from public entities. These bills are covered in full by ADA, and the updated amounts of said bills, calculated according to the respective registered warrants, are not recognized due to uncertainties about their realization.

Accordingly, the reversal of the ADA for the original bills and their update are recognized when uncertainties about their realization are mitigated, i.e. when the realizable value is determinable due to the predictability of the commencement of their receipt, without uncertainties or discussions about these amounts or when negotiated with third parties.

The Company had the following registered warrants issued on its behalf:

Debtor	December 31, 2024	Discount (i)	Receipt (ii)	Assignment of Receivables (iii)	Others (iv)	December 31, 2025
Municipality of São Paulo	2,898,210	(992,289)	(1,217,593)	-	125,962	814,290
Municipality of Ferraz de Vasconcelos	22,883	(4,653)	(9,865)	(8,974)	609	-
Municipality of Cachoeira Paulista	12,608	(3,410)	(4,408)	(5,093)	303	-
Municipality of Agudos	14,039	(4,582)	(2,913)	(7,043)	499	-
Other	19,568	(13,727)	(3,587)	(5,382)	3,128	-
Total	2,967,308	(1,018,661)	(1,238,366)	(26,492)	130,501	814,290

(i)	Regarding the other two settlement proposals approved on April 9, 2025, in the updated amount of R$ 2.48 billion, by applying the discount rate according to the chronological order of payment, totaling R$ 1.52 billion (discount of R$ 960 million). In July 2025, the uncertainties and discussions surrounding this process ceased, and the Company recognized the effects of these registered warrants in the 3rd quarter and already received R$ 716,302 related to this settlement.
(ii)	Includes amounts received through lawsuits.
(iii)	In June 2025, the Company negotiated the assignment of receivables from various registered warrants.
(iv)	Mainly includes inflation adjustments.

As of October 21, 2024, the Registered Warrants Conciliation Chamber of the Attorney General Office of the Municipality of São Paulo approved part of the agreement proposals submitted by SABESP for the settlement of registered warrant credits under the Notice for agreement 1/2024 and the Company received R$ 55,399 in February this year. In March, the Municipal Government of São Paulo raised objections to the calculations made by DEPRE/TJSP, contesting the income tax percentage used, both in the tax base and the applied rate. On July 15, 2025, the DEPRE/TJSP sent the Company an official letter approving the calculations and thus putting to an end any uncertainty and room for discussion around that proceeding. In view of the conclusion of the uncertainties and discussions surrounding this process, the Company recognized R$ 401,679 in the 3rd quarter of the current fiscal year and this amount was received in full.

Additionally, the Company negotiated registered warrants for overdue bills with the municipalities of Guarulhos, Santo André, and Mauá in previous fiscal years, which are currently suspended as they serve as collateral for the provision of services in these municipalities.

Accounting practice

Trade receivables correspond to amounts receivable for services provided in the ordinary course of activities. They are classified as current assets, except when the maturity is more than 12 months after the date of the statement of financial position, when they are classified as noncurrent.

Unbilled revenue represents services provided to customers for which meter readings have not yet been made. They are recognized based on monthly estimates calculated according to the historical average billing of the respective account.

Due to the characteristics of the Company's accounts receivable, which have (i) an insignificant financial component; (ii) no complexity; and (iii) low credit risk, the simplified expected credit loss approach was adopted, which consists of recognizing the expected credit loss over the total useful life of the asset.

The Company recognizes the allowance for doubtful accounts in an amount considered sufficient by Management to cover probable losses, based on the analysis of trade receivables and in accordance with the accounting policy.

The methodology for estimating the allowance for doubtful accounts consisted of using an estimate calculated based on the average default observed in the last 36 months, by maturity range, in addition to estimating the recovery of overdue credits over 360 days, based on the history observed in the last 3 years. In addition, it considered for estimation purposes the category of private and public customers and segregated the accounts receivable between the normal consumption accounts and the agreements. The Company performed correlation analyses of the macroeconomic indicators Gross Domestic Product (GDP), Unemployment Rate and Extended National Consumer Price Index (IPCA) and its default history, and did not identify relevant impacts in the estimation of allowance for doubtful accounts.

The methodology to determine such losses requires significant estimates, considering a variety of factors, including the evaluation of the receipt history, current economic trends, maturity of the accounts receivable portfolio and expectations of future losses. Although the Company believes that the assumptions used are reasonable, the actual results may be different.